SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per common share (Details) - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Interest Income	$ 50,175	$ 105,431
Net income	7,282,560	(17,900,526)
Class A Common stock
Interest Income	50,175	105,431
Income and Franchise Tax	$ (50,000)	(105,431)
Net income		$ 0
Weighted average shares outstanding of common stock, basic and diluted	33,421,570	33,421,570
Earnings Per Share, Basic and Diluted	$ 0.00	$ 0.00
Class B Common stock
Net income	$ 7,282,560	$ (17,900,526)
Weighted average shares outstanding of common stock, basic and diluted	8,355,392	7,969,220
Earnings Per Share, Basic and Diluted	$ 0.87	$ (2.25)